Segmentation of key figures (Tables)	6 Months Ended
Jun. 30, 2024
Operating Segments [Abstract]
Disclosure of operating segments
Net sales and other revenues by segment

	Three months ended June 30		Six months ended June 30
($ millions)	2024	2023	2024	2023
Surgical
Implantables	464	437	897	864
Consumables	736	714	1,422	1,370
Equipment/other	223	231	442	452
Total Surgical net sales to third parties	1,423	1,382	2,761	2,686
Vision Care
Contact lenses	636	594	1,307	1,209
Ocular health	423	426	858	840
Total Vision Care net sales to third parties	1,059	1,020	2,165	2,049
Total net sales to third parties	2,482	2,402	4,926	4,735
Vision Care other revenues	14	20	29	39
Total net sales and other revenues	2,496	2,422	4,955	4,774
Segment contribution and reconciliation to income before taxes

	Three months ended June 30		Six months ended June 30
($ millions)	2024	2023	2024	2023
Segment contribution
Surgical	403	407	789	788
Vision Care	180	174	438	373
Total segment contribution	583	581	1,227	1,161
Not allocated to segments:
Amortization of intangible assets	(184)	(187)	(367)	(377)
Impairment charges on intangible assets	(9)	—	(9)	—
General & administration (corporate)	(73)	(74)	(148)	(142)
Transformation costs	—	(26)	—	(52)
Integration related costs	—	(8)	—	(14)
Other	1	(16)	(17)	(38)
Operating income	318	270	686	538
Interest expense	(50)	(48)	(95)	(95)
Other financial income & expense	12	(9)	24	(17)
Income before taxes	280	213	615	426

Disclosure of geographical areas
Net sales by region(1)

	Three months ended June 30				Six months ended June 30
($ millions unless indicated otherwise)	2024		2023		2024		2023
United States	1,141	46%	1,105	46%	2,290	46%	2,183	46%
International	1,341	54%	1,297	54%	2,636	54%	2,552	54%
Net sales to third parties	2,482	100%	2,402	100%	4,926	100%	4,735	100%
(1) Net sales to third parties by location of third-party customer.